UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-2538
                                     -------------------------------------------

                           Touchstone Investment Trust
 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

303 Broadway, Suite 1100    Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)               (Zip code)


Registrant's telephone number, including area code: (513) 362-8000
                                                   -----------------------------
Date of fiscal year end:      09/30/05
                        -----------------------------------
Date of reporting period:    12/31/05
                         ----------------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

TOUCHSTONE INVESTMENT TRUST
CORE BOND FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)

================================================================================
PRINCIPAL                                                               MARKET
 AMOUNT     INVESTMENT SECURITIES  -- 102.7%                            VALUE
--------------------------------------------------------------------------------
            PREFERRED STOCK -- 0.2%
 $   4,300  USB Capital IV.......................................   $   109,779
                                                                    -----------
            CORPORATE BONDS -- 20.0%
 $ 475,000  Nisource Finance Corp, 3.200%, 11/1/06...............   $   468,131
   215,000  National Rural Utilities, 3.250%, 10/1/07............       208,936
   430,000  PSI Energy Inc, 7.850%, 10/15/07.....................       449,730
   180,000  Ameritech Capital Funding, 6.150%, 1/15/08...........       183,339
   575,000  Union Pacific Corp, 6.625%, 2/1/08...................       593,855
   250,000  Wachovia Corp, 6.250%, 8/4/08........................       257,634
   350,000  Pepsi Bottling Holdings Inc 144a, 5.625%, 2/17/09....       358,156
   300,000  British Sky Broadcasting, 6.875%, 2/23/09............       314,270
   400,000  Daimlerchrysler, 7.200%, 9/1/09......................       423,018
   275,000  National Westminster Bank, 7.375%, 10/1/09...........       298,553
   335,000  Ford Motor Credit Company, 7.375%, 10/28/09..........       297,107
   350,000  Centex Corp, 4.550%, 11/1/10.........................       335,486
   450,000  Avalonbay Communities, 7.500%, 12/15/10..............       496,683
   200,000  Sprint Capital Corp, 7.625%, 1/30/11.................       220,546
    35,000  Kroger Company, 6.800%, 4/1/11.......................        36,706
   125,000  Bristol-Myers Squibb, 5.750%, 10/1/11................       129,097
   350,000  Sing Telecommunications 144a, 6.375%, 12/1/11........       372,911
   185,000  Alcoa Inc, 6.000%, 1/15/12...........................       193,731
   600,000  Reed Elsevier Capital, 4.625%, 6/15/12...............       581,480
   150,000  General Electric Company, 5.000%, 2/1/13.............       149,922
   315,000  Morgan Stanley, 4.750%, 4/1/14.......................       302,106
   300,000  Key Bank NA, 5.800%, 7/1/14..........................       311,705
   300,000  Canadian Natural Resources, 4.900%, 12/1/14..........       293,510
   630,000  Caterpillar Financial Services Corp,
               4.750%, 1/17/15...................................       615,243
   295,000  Rebublic of Hungary, 4.750%, 2/3/15..................       286,809
   150,000  Southern Power Company, 4.875%, 7/15/15..............       143,696
   500,000  Carolina Power & Light, 5.250%, 12/15/15.............       499,370
   150,000  Deere & Company, 8.950%, 6/15/19.....................       166,703
   250,000  Ras Laffan Lng II 144a, 5.298%, 9/30/20..............       247,938
   300,000  IBM Corp., 6.220%, 8/1/27............................       327,073
   240,000  Cingular Wireless LLC, 7.125%, 12/15/31..............       274,724
   200,000  AOL Time Warner Inc, 7.700%, 5/1/32..................       224,932
   425,000  Appalachian Power Company, 5.950%, 5/15/33...........       426,910
   250,000  Pacific Gas & Electric, 6.050%, 3/1/34...............       258,740
   125,000  Nexen Inc, 5.875%, 3/10/35...........................       122,915
   155,000  JP Morgan Chase Cap XV, 5.875%, 3/15/35..............       154,106
   200,000  United Technologies Corp, 5.400%, 5/1/35.............       199,302
   275,000  Entergy Louisiana, 6.300%, 9/1/35....................       269,223
   305,000  Coca-Cola Enterprises, 6.700%, 10/15/36..............       348,985
                                                                    -----------
            TOTAL CORPORATE BONDS................................   $11,843,281
                                                                    -----------

TOUCHSTONE INVESTMENT TRUST
CORE BOND FUND
(CONTINUED)
================================================================================
 PRINCIPAL                                                               MARKET
  AMOUNT    INVESTMENT SECURITIES  -- 102.7% (CONTINUED)                 VALUE
--------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.2%
$  500,000  FNMA, 7.125%, 3/15/07................................   $   513,516
 1,000,000  FNMA, 4.625%, 1/15/08................................       997,827
 1,300,000  FHLB, 4.100%, 6/13/08................................     1,280,536
   650,000  FNMA, 5.250%, 1/15/09................................       659,920
 1,000,000  FNMA, 4.750%, 12/15/10...............................     1,000,011
 1,042,549  FHLB, 5.250%, 7/28/15................................     1,033,427
                                                                    -----------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS.............   $ 5,485,237
                                                                    -----------

            MORTGAGE-BACKED SECURITIES -- 50.8%
 $ 361,614  FNMA, 6.500%, 6/1/16.................................   $   372,005
   896,563  FNMA, 5.000%, 11/1/17................................       888,401
   311,141  FNMA, 6.000%, 11/1/17................................       318,051
   167,854  FNMA, 4.500%, 1/1/18.................................       163,710
   451,784  FNMA, 4.500%, 6/1/18.................................       440,633
   138,145  GNMA, 3.750%, 9/20/24................................       138,870
   157,513  FNMA, 7.000%, 9/1/27.................................       165,617
   102,774  GNMA, 4.000%, 10/17/29...............................        98,621
    42,648  FHLMC, 7.000%, 5/1/30................................        44,838
    49,608  FNMA, 8.000%, 5/1/30.................................        52,991
    20,413  GNMA, 8.000%, 7/15/30................................        21,847
   199,804  FNMA, 7.500%, 1/1/31.................................       209,398
    76,510  FNMA, 6.500%, 6/1/31.................................        78,516
   538,404  FNMA, 6.500%, 7/1/31.................................       552,520
    34,100  FNMA, 8.000%, 7/16/31................................        36,426
   339,953  FNMA, 6.500%, 6/1/32.................................       350,750
   297,615  FHLMC, 6.500%, 8/1/32................................       305,539
   149,193  FNMA, 6.500%, 8/1/32.................................       153,330
   679,205  FHLMC, 6.500%, 9/1/32................................       697,290
    77,261  FNMA, 6.500%, 9/1/32.................................        79,404
   364,034  FNMA, 6.500%, 9/1/32.................................       374,129
   268,824  FNMA, 7.000%, 4/1/33.................................       280,487
   172,149  FHLMC, 5.500%, 5/1/33................................       170,991
   556,456  FNMA, 5.000%, 6/1/33.................................       540,659
 1,723,437  FNMA, 5.500%, 7/1/33.................................     1,710,798
   164,130  FNMA, 6.000%, 7/1/33.................................       165,844
   154,240  FHLMC, 5.000%, 8/1/33................................       149,862
   636,217  FNMA, 4.500%, 8/1/33.................................       601,425
   670,511  FNMA, 5.500%, 8/1/33.................................       665,593
   278,052  FNMA, 5.000%, 10/1/33................................       270,384
   315,406  FNMA, 5.000%, 10/1/33................................       306,707
   574,441  FNMA, 5.500%, 10/1/33................................       570,229
   231,997  FNMA, 5.000%, 11/1/33................................       225,598
 1,456,119  Wells Fargo Mortgage Backed
               Securities Trust, 4.993%, 2/25/34.................     1,435,006
   715,909  FNMA, 5.000%, 4/1/34.................................       695,071
   393,359  FNMA, 5.000%, 4/1/34.................................       381,910
   160,629  FNMA, 5.000%, 5/1/34.................................       155,954
   223,419  FNMA, 6.500%, 10/1/34................................       229,208

TOUCHSTONE INVESTMENT TRUST
CORE BOND FUND
(CONTINUED)

================================================================================
 PRINCIPAL                                                             MARKET
  AMOUNT    INVESTMENT SECURITIES  -- 102.7% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 50.8% (CONTINUED)
$1,215,159  FNMA, 5.500%, 12/1/34................................   $ 1,204,424
   452,677  FHLMC, 5.500%, 1/1/35................................       448,965
 1,500,000  CS First Boston Mortgage Securities Corp,
               5.000%, 6/25/35...................................     1,476,043
   850,000  CWALT, 5.500%, 6/25/35...............................       839,824
   400,000  Greenwich Capital Commercial Funding Corp,
              4.111%, 7/5/35.....................................       375,672
 1,150,000  CWALT, 5.500%, 8/25/35...............................     1,130,352
   944,264  FNMA, 6.000%, 9/1/35.................................       953,215
   886,280  FNMA, 6.000%, 9/1/35.................................       888,775
 1,110,000  JP Morgan Chase Commercial Mortgage
               Securities Corp, 5.857%, 10/12/35.................     1,148,717
 1,592,073  CS First Boston Mortgage Securities Corp,
               5.500%, 10/25/35..................................     1,571,263
   788,700  Structured Asset Securities Corp,
               5.500%, 10/25/35..................................       775,884
   995,007  WMALT, 5.500%, 10/25/35..............................       996,701
   750,000  SARM, 5.450%, 12/30/35...............................       752,813
 1,721,878  FNMA TBA, 6.000%, 1/1/36.............................     1,737,481
   660,000  Banc of America Commercial Mortgage Inc,
               4.648%, 9/11/36...................................       642,367
 1,110,000  GE Capital Commercial Mortgage Corp,
               3.915%, 11/10/38..................................     1,066,198
                                                                    -----------
            TOTAL MORTGAGE-BACKED SECURITIES.....................   $30,107,306
                                                                    -----------

            U.S. TREASURY OBLIGATIONS -- 15.6%
$  175,000  U.S. Treasury Notes, 4.375%, 5/15/07.................   $   174,857
 1,585,000  U.S. Treasury Notes, 4.250%, 10/31/07................     1,580,356
 3,685,000  U.S. Treasury Notes, 3.500%, 8/15/09.................     3,577,759
    85,000  U.S. Treasury Notes, 3.875%, 9/15/10.................        83,230
 1,390,530  U.S. Treasury Bonds, 2.000%, 1/15/14.................     1,382,654
   175,000  U.S. Treasury Notes, 4.125%, 5/15/15.................       171,165
 1,930,000  U.S. Treasury Bonds, 6.250%, 8/15/23.................     2,304,692
                                                                    -----------
            TOTAL U.S. TREASURY OBLIGATIONS......................   $ 9,274,713
                                                                    -----------

--------------------------------------------------------------------------------
                                                                        MARKET
 SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            INVESTMENT FUNDS -- 6.9%
 4,113,818  Touchstone Institutional Money Market Fund * ........   $ 4,113,818
                                                                    -----------

            TOTAL INVESTMENT SECURITIES -- 102.7%
              (Cost $61,493,162).................................   $60,934,134

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.7%)......    (1,630,337)
                                                                    -----------

            NET ASSETS -- 100.0%.................................   $59,303,797
                                                                    ===========

* Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE INVESTMENT TRUST
HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
 PRINCIPAL                                                              MARKET
  AMOUNT    INVESTMENT SECURITIES  -- 103.0%                            VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 98.0%
$  855,105  American Airline, 9.710%, 1/2/07.....................   $   827,776
   200,000  CSC Holdings Inc, 7.875%, 12/15/07...................       203,500
 1,000,000  Interface Inc, 7.300%, 4/1/08........................     1,010,000
   200,000  Sequa Corp, 8.875%, 4/1/08...........................       208,500
   100,000  Semco Energy Inc, 7.125%, 5/15/08....................       101,627
   200,000  Avista Corp, 9.750%, 6/1/08..........................       218,302
   300,000  Marsulex Inc, 9.625%, 7/1/08.........................       300,750
   961,000  Citizens Communications 144a, 7.625%, 8/15/08........     1,001,843
   760,000  Longview Fibre Company, 10.000%, 1/15/09.............       798,000
    19,000  AES Corp, 9.500%, 6/1/09.............................        20,520
 1,528,000  CSC Holdings Inc, 8.125%, 7/15/09....................     1,543,279
   200,000  Williams Comm Group Inc, .000%, 10/1/09 ** (a).......             0
   500,000  Northwest Pipeline Corp, 8.125%, 3/1/10..............       530,000
   400,000  Polyone Corp, 10.625%, 5/15/10.......................       429,000
 1,250,000  Transmontaigne Inc, 9.125%, 6/1/10...................     1,228,125
   500,000  BE Aerospace, 8.500%, 10/1/10........................       533,750
   180,000  Pemex Project Fdg Master Trust, 9.125%, 10/13/10.....       207,180
 2,227,500  Dow Jones 144a, 8.750%, 12/29/10.....................     2,235,852
 1,000,000  Houghton Mifflin Company, 8.250%, 2/1/11.............     1,032,500
   100,000  Stone Container Corp, 9.750%, 2/1/11.................       101,000
   750,000  Chemed Corp, 8.750%, 2/24/11.........................       804,375
   200,000  Briggs & Stratton Corp, 8.875%, 3/15/11..............       224,072
   968,000  Alpharma Inc 144a, 8.625%, 5/1/11....................     1,051,490
   100,000  Lone Star Technologies, 9.000%, 6/1/11...............       105,000
   156,000  Samsonite Corp 144a, 8.875%, 6/1/11..................       161,460
 1,000,000  Fresenius Medical Capital Trust IV,
               7.875%, 6/15/11...................................     1,065,000
   450,000  Navistar International, 7.500%, 6/15/11..............       428,625
   100,000  MacDermid Inc, 9.125%, 7/15/11.......................       105,875
   100,000  Quebecor Media Inc, 11.125%, 7/15/11.................       108,250
 1,000,000  Case New Holland Inc 144a, 9.250%, 8/1/11............     1,070,000
 1,250,000  Qwest Corp 144a, 7.875%, 9/1/11......................     1,346,874
   606,000  General Motors Accept Corp, 6.875%, 9/15/11..........       552,639
 1,250,000  Nalco Company, 7.750%, 11/15/11......................     1,284,375
   350,000  Ingles Market Inc, 8.875%, 12/1/11...................       362,250
   750,000  Tenet Healthcare Corp, 6.375%, 12/1/11...............       684,375
 1,100,000  Forest Oil Corp, 8.000%, 12/15/11....................     1,201,750
   575,000  CMS Energy, 6.300%, 2/1/12...........................       568,531
 1,500,000  Communication & Power Inc, 8.000%, 2/1/12............     1,496,249
 1,000,000  Bluewater Finance Ltd, 10.250%, 2/15/12..............     1,075,000
 1,000,000  United Rentals NA Inc, 6.500%, 2/15/12...............       973,750
 1,200,000  Consol Energy Inc, 7.875%, 3/1/12....................     1,309,500
 1,200,000  Corus Entertainment Inc, 8.750%, 3/1/12..............     1,299,000
   700,000  Navistar Intl 144a, 6.250%, 3/1/12...................       626,500
   500,000  Mail-Well I Corp, 9.625%, 3/15/12....................       540,000
 1,000,000  M/I Homes Inc 144a, 6.875%, 4/1/12...................       900,000

TOUCHSTONE INVESTMENT TRUST
HIGH YIELD FUND
(CONTINUED)
================================================================================
 PRINCIPAL                                                              MARKET
  AMOUNT    INVESTMENT SECURITIES  -- 103.0% (CONTINUED)                VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 98.0% (CONTINUED)
$1,095,000  Rotech Healthcare Inc, 9.500%, 4/1/12................   $ 1,149,750
   100,000  Alltrista Corp, 9.750%, 5/1/12.......................       103,000
 1,000,000  El Paso Corp, 7.875%, 6/15/12 ***....................     1,030,000
   200,000  Transcontenental Gas Pipe Corp, 8.875%, 7/15/12......       229,000
 1,000,000  United Refining Company, 10.500%, 8/15/12............     1,070,000
 1,010,000  US Oncology Inc 144a, 9.000%, 8/15/12................     1,080,700
 1,000,000  Jefferson Smurfit Corp, 8.250%, 10/1/12..............       960,000
 1,000,000  Owens-Brockway, 8.750%, 11/15/12.....................     1,075,000
   221,000  NDC Health Corp, 10.500%, 12/1/12....................       252,493
   250,000  Stena AB, 9.625%, 12/1/12............................       271,563
   800,000  Rogers Wireless Inc, 7.250%, 12/15/12................       841,000
   761,000  Paramount Resources LTD, 8.500%, 1/31/13.............       781,928
   800,000  Stewart Enterprises 144a, 6.250%, 2/15/13............       768,000
   584,000  TRW Automotive Inc, 11.000%, 2/15/13.................       655,540
   250,000  Susquehanna Media Company, 7.375%, 4/15/13...........       266,250
   400,000  AES Corp, 8.750%, 5/15/13............................       435,500
   500,000  Semco Energy Inc, 7.750%, 5/15/13....................       524,263
   700,000  IPSCO Inc, 8.750%, 6/1/13............................       766,500
   500,000  Omnicare Inc, 6.125%, 6/1/13.........................       491,250
 1,000,000  Offshore Logistic, 6.125%, 6/15/13...................       935,000
   734,000  Psychiatric Solutions, 10.625%, 6/15/13..............       834,925
 1,000,000  Petrobras International Finance, 9.125%, 7/2/13......     1,162,500
   945,000  Chaparral Steel Company, 10.000%, 7/15/13............     1,018,238
 1,000,000  Range Resources Corp, 7.375%, 7/15/13................     1,035,000
   250,000  Reliant Resources Inc, 9.500%, 7/15/13...............       250,625
   300,000  Texas Industries Inc 144a, 7.250%, 7/15/13...........       311,250
   149,000  Sungard Data Systems Inc 144a, 9.125%, 8/15/13.......       154,215
 1,000,000  CIA Brasileira De Bebida, 8.750%, 9/15/13............     1,168,750
   175,000  Ford Motor Credit Company, 7.000%, 10/1/13...........       149,530
   360,000  Rayovac Corp, 8.500%, 10/1/13........................       314,100
   633,000  Res-Care Inc 144a, 7.750%, 10/15/13..................       633,000
   500,000  Stena AB, 7.500%, 11/1/13............................       480,000
 1,200,000  Pilgrims Pride Corp, 9.250%, 11/15/13................     1,281,000
 1,000,000  Overseas Shipholding Group, 8.750%, 12/1/13..........     1,095,000
 1,250,000  Bombardier Recreational, 8.375%, 12/15/13............     1,251,563
 1,300,000  Massey Energy Company, 6.875%, 12/15/13..............     1,311,375
   324,000  NRG Energy Inc 144a, 8.000%, 12/15/13................       361,260
   919,000  Mirant North America LLC 144a, 7.375%, 12/31/13......       929,339
   750,000  CSK Auto Inc, 7.000%, 1/15/14........................       678,750
 1,000,000  K Hovnanian Enterprises, 6.500%, 1/15/14.............       956,326
   379,000  Sungard Data Systems Inc 144a, 4.875%, 1/15/14.......       329,730
 1,000,000  Videotron Ltee, 6.875%, 1/15/14......................     1,012,500
   500,000  Station Casinos, 6.500%, 2/1/14......................       505,000
 1,400,000  GCI Inc 144a, 7.250%, 2/15/14........................     1,385,999
   686,000  Rogers Wireless Inc, 6.375%, 3/1/14..................       687,715
 1,006,000  Asbury Automotive Group, 8.000%, 3/15/14.............       960,730
   560,000  HCA Inc, 5.750%, 3/15/14.............................       543,033

TOUCHSTONE INVESTMENT TRUST
HIGH YIELD FUND
(CONTINUED)
================================================================================
 PRINCIPAL                                                              MARKET
  AMOUNT   INVESTMENT SECURITIES  -- 103.0% (CONTINUED)                 VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 98.0% (CONTINUED)
$  400,000  Trinity Industries Inc, 6.500%, 3/15/14..............   $   394,000
   250,000  US Concrete Inc, 8.375%, 4/1/14......................       249,375
   322,000  Glencore Funding LLC 144a, 6.000%, 4/15/14...........       302,855
 1,000,000  International Steel Group, 6.500%, 4/15/14...........     1,000,000
   594,000  CHC Helicopter Corp, 7.375%, 5/1/14..................       600,683
   500,000  Iasis Healthcare, 8.750%, 6/15/14....................       525,000
   222,000  Sealy Mattress Company, 8.250%, 6/15/14 ***..........       228,660
 1,250,000  Foundation PA Coal Company, 7.250%, 8/1/14...........     1,292,188
 1,000,000  Fisher Scientific International 144a,
               6.750%, 8/15/14...................................     1,042,500
   500,000  Petrobras International Finance, 7.750%, 9/15/14.....       540,000
   838,000  Dresser-Rand Group Inc 144a, 7.375%, 11/1/14.........       863,140
   461,000  Texas Genco LLC 144a, 6.875%, 12/15/14...............       499,033
   500,000  Spectrum Brands Inc 144a, 7.375%, 2/1/15.............       417,500
   949,000  Novelis Inc 144a, 7.250%, 2/15/15....................       884,943
   245,000  Holly Energy Partners LP, 6.250%, 3/1/15.............       237,344
   500,000  Allied Waste North America, 7.250%, 3/15/15 ***......       505,000
   500,000  Meritage Homes Corp 144a, 6.250%, 3/15/15............       455,000
   400,000  AES Corp 144a, 9.000%, 5/15/15.......................       438,000
   395,000  Ventas Realty LP, 7.125%, 6/1/15.....................       414,750
   250,000  Georgia-Pacific Corp, 7.700%, 6/15/15................       241,250
 1,250,000  Beazer Homes USA, 6.875%, 7/15/15....................     1,198,438
   620,000  Southern Peru Copper Corp 144a, 6.375%, 7/27/15......       618,871
   802,000  Acco Brands Corp, 7.625%, 8/15/15....................       755,885
 1,422,000  Mylan Laboratories Inc 144a, 6.375%, 8/15/15.........     1,423,777
   392,000  Nell Af Sarl 144a, 8.375%, 8/15/15...................       388,080
 1,246,000  Ikon Office Solutions 144a, 7.750%, 9/15/15..........     1,214,850
 1,540,000  Gibraltar Industries Inc 144a, 8.000%, 12/1/15.......     1,551,549
   367,000  Atlas Pipeline Partners, 8.125%, 12/15/15............       370,211
   175,000  Omnicare Inc, 6.875%, 12/15/15.......................       177,625
 1,000,000  Chesapeake Energy Corp, 6.875%, 1/15/16..............     1,025,000
   500,000  Service Corp International, 6.750%, 4/1/16...........       487,500
   395,000  Stena AB, 7.000%, 12/1/16............................       361,425
   658,000  Service Corp International 144a, 7.000%, 6/15/17.....       653,065
 1,000,000  Gazprom International 144a, 7.201%, 2/1/20...........     1,068,500
 1,000,000  Broadwing Inc, 7.250%, 6/15/23.......................       950,000
   180,000  Husky Oil Ltd, 8.900%, 8/15/28.......................       193,066
   606,000  General Motors Accept Corp, 8.000%, 11/1/31..........       580,476
   800,000  Ava Capital Trust III, 6.500%, 4/1/34................       803,200
                                                                    -----------
            TOTAL CORPORATE BONDS................................   $91,317,373
                                                                    -----------

TOUCHSTONE INVESTMENT TRUST
HIGH YIELD FUND
(CONTINUED)
================================================================================
                                                                        MARKET
  SHARES    INVESTMENT SECURITIES  -- 103.0% (CONTINUED)                VALUE
--------------------------------------------------------------------------------
            INVESTMENT FUNDS -- 5.0%
 4,687,642  Touchstone Institutional Money Market Fund * (b).....   $ 4,687,642
                                                                    -----------

            TOTAL INVESTMENT SECURITIES -- 103.0%
               (Cost $94,420,306).... ...........................   $96,005,015

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.0%)......    (2,761,009)
                                                                    -----------

            NET ASSETS -- 100.0%.................................   $93,244,006
                                                                    ===========

*     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
**    Non-income producing security.
*** All or a portion of the security is on loan. The total value of securities on loan as of December 31, 2005, was $1,675,477.
(a)   Security valued at fair value (See Note 2).
(b) As of December 31, 2005, $1,723,851 represents collateral for securities loaned.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE INVESTMENT TRUST
INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES  -- 86.9%                             VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 26.7%
$  250,000  Sunamerica Inc, 6.530%, 1/10/06......................   $   250,135
   805,000  Citicorp, 6.375%, 1/15/06............................       805,547
   500,000  JP Morgan Chase & Company, 6.250%, 1/15/06...........       500,140
   600,000  Salomon Inc, 6.750%, 1/15/06.........................       600,570
 2,368,000  HSBC Finance Corp, 6.500%, 1/24/06...................     2,371,030
 2,760,000  Merrill Lynch & Company, 6.150%, 1/26/06.............     2,763,801
 1,100,000  Caterpillar Financial Services Corp,
               2.650%, 1/30/06...................................     1,098,751
   700,000  General Electric Capital Corp, 2.850%, 1/30/06.......       699,198
 3,059,000  Bank One Corp, 6.500%, 2/1/06........................     3,064,423
   750,000  Georgia Power Company, 6.200%, 2/1/06................       750,844
 8,000,000  Caterpillar Financial Services Corp FRN,
               4.471%, 2/5/06....................................     8,001,810
   100,000  Alabama Power Company, 2.650%, 2/15/06...............        99,824
   155,000  Bank of America Corp, 5.950%, 2/15/06................       155,246
 1,050,000  Bank of America Corp, 6.200%, 2/15/06................     1,052,039
 1,000,000  Bank One Corp, 6.125%, 2/15/06.......................     1,002,546
 9,140,000  National Rural Utilities, 3.000%, 2/15/06............     9,125,694
   980,000  Wells Fargo Company, 6.125%, 2/15/06.................       981,999
   250,000  HSBC Finance Corp, 3.375%, 2/21/06...................       249,571
 1,200,000  Royal Bank of Canada NY FRN, 4.010%, 3/2/06..........     1,199,966
 1,000,000  Merrill Lynch & Company, 2.470%, 3/10/06.............       996,302
 2,097,000  Citigroup Inc, 5.875%, 3/15/06.......................     2,103,074
 1,223,000  Heller Financial Inc, 6.375%, 3/15/06................     1,228,348
 1,560,000  Mellon Bank NA, 7.000%, 3/15/06......................     1,569,047
   660,000  Merrill Lynch & Company, 7.000%, 3/15/06.............       663,477
   465,000  Bear Stearns Company Inc, 3.000%, 3/30/06............       463,507
   751,000  General Electric Capital Corp, 5.350%, 3/30/06.......       752,925
   973,000  US Bancorp, 2.750%, 3/30/06..........................       969,335
   900,000  Wells Fargo Company, 6.875%, 4/1/06..................       905,670
 2,100,000  FPL Group Capital Inc, 3.250%, 4/11/06...............     2,093,774
   685,000  Bank of America Corp, 7.200%, 4/15/06................       690,049
   600,000  Caterpillar Financial Services Corp,
               9.000%, 4/15/06...................................       607,602
 1,025,000  Fleet Boston Financial Corp, 7.125%, 4/15/06.........     1,032,840
 9,529,000  Morgan Stanley Dean Witter, 6.100%, 4/15/06..........     9,573,022
   100,000  National City Bank, 2.500%, 4/17/06..................        99,516
   825,000  SLM Corp FRN, 4.370%, 4/25/06........................       825,324
 1,111,000  Bank of America Corp, 7.125%, 5/1/06.................     1,120,491
 1,410,000  Bear Stearns Company Inc, 6.500%, 5/1/06.............     1,419,950
 4,894,000  Caterpillar Financial Services Corp,
               5.950%, 5/1/06....................................     4,915,839
 5,150,000  Wal-Mart Canada 144a, 5.580%, 5/1/06.................     5,167,668
 1,175,000  Suntrust Bank, 2.500%, 5/4/06........................     1,167,027
 1,197,000  Citigroup Inc, 5.750%, 5/10/06.......................     1,202,222
   100,000  Citicorp, 7.125%, 5/15/06............................       100,901
   582,000  HSBC Finance Corp, 7.250%, 5/15/06...................       587,882
   360,000  Merrill Lynch & Company, 7.375%, 5/15/06.............       364,106
 4,259,000  National Rural Utilities, 6.000%, 5/15/06............     4,284,001
   300,000  Washington Mutual Finance Corp, 6.250%, 5/15/06......       302,271

TOUCHSTONE INVESTMENT TRUST
INSTITUTIONAL MONEY MARKET FUND
(CONTINUED)
================================================================================
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES  -- 86.9% (CONTINUED)                 VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 26.7% (CONTINUED)
$  966,000  Merrill Lynch & Company, 6.130%, 5/16/06.............  $    972,189
   250,000  Wells Fargo Company, 5.900%, 5/21/06.................       251,252
   436,000  Societe Generale, 7.400%, 6/1/06.....................       441,081
 4,119,000  General Electric Capital Corp, 7.000%, 6/12/06.......     4,157,624
   500,000  HSBC Finance Corp, 7.625%, 6/15/06...................       506,602
 1,825,000  ABN AMRO Bank Chicago, 7.550%, 6/28/06...............     1,853,022
 1,500,000  Suntrust Bank, 7.375%, 7/1/06........................     1,519,237
 4,794,000  HSBC Finance Corp, 7.200%, 7/15/06...................     4,857,772
 1,010,000  Union Bank Switzerland NY, 7.250%, 7/15/06...........     1,025,301
   946,000  Wachovia Corp, 7.500%, 7/15/06.......................       959,490
 1,000,000  Associates Corp, 7.550%, 7/17/06.....................     1,014,993
 1,302,000  Banc One Corp, 6.875%, 8/1/06........................     1,318,428
 1,265,000  Credit Suisse FB USA Inc, 5.875%, 8/1/06.............     1,273,059
   630,000  Citigroup Inc, 5.500%, 8/9/06........................       634,399
   110,000  Coca-Cola Enterprises, 5.375%, 8/15/06...............       110,395
   450,000  Coca-Cola Enterprises, 5.375%, 8/15/06...............       452,306
 4,900,000  JP Morgan Chase & Company, 5.625%, 8/15/06...........     4,927,827
 5,000,000  Key Bank, 7.125%, 8/15/06............................     5,070,926
   760,000  National City Bank, 2.375%, 8/15/06..................       749,638
   985,000  Wells Fargo Company, 7.125%, 8/15/06.................     1,000,878
   600,000  American Express, 5.500%, 9/12/06....................       604,574
   450,000  Bank of America Corp, 7.125%, 9/15/06................       457,941
   293,000  Bank of America Corp, 7.500%, 9/15/06................       298,385
   789,000  BankBoston NA, 7.375%, 9/15/06.......................       802,838
   900,000  Caterpillar Financial Services Corp,
               2.350%, 9/15/06...................................       886,400
 1,000,000  National Rural Utilities, 7.300%, 9/15/06............     1,019,602
   250,000  Northern Trust Company, 7.300%, 9/15/06..............       254,279
   384,000  General Electric Capital Corp, 2.750%, 9/25/06.......       378,603
   135,000  Citigroup Inc, 7.125%, 10/1/06.......................       137,482
 1,000,000  Caterpillar Financial Services Corp,
               2.500%, 10/3/06...................................       983,499
   100,000  Bear Stearns Company Inc, 7.250%, 10/15/06...........       101,845
 1,010,000  Bank One Corp, 7.000%, 10/16/06......................     1,028,017
 1,000,000  General Electric Capital Corp, 6.500%, 11/1/06.......     1,013,549
 5,630,000  HSBC Finance Corp, 7.000%, 11/1/06...................     5,730,486
 1,930,000  Amsouth Bank NA, 2.820%, 11/3/06.....................     1,899,370
 1,000,000  First Union Corp, 6.750%, 11/15/06...................     1,016,148
   250,000  HSBC Finance Corp, 2.900%, 11/15/06..................       245,978
   334,000  US Bank NA, 2.850%, 11/15/06.........................       328,388
 2,500,000  Wachovia Corp, 6.625%, 11/15/06......................     2,538,548
                                                                   ------------
            TOTAL CORPORATE BONDS................................  $132,801,655
                                                                   ------------

            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.7%
$  350,000  Overseas Private Investment Corp, 4.300%, 1/4/06.....  $    350,000
 6,000,000  Overseas Private Investment Corp, 4.350%, 1/4/06.....     6,000,000
 5,581,198  Overseas Private Investment Corp, 4.370%, 1/4/06.....     5,581,198
 1,700,000  FNMA, 5.500%, 5/2/06.................................     1,707,737
                                                                   ------------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS.............  $ 13,638,935
                                                                   ------------

TOUCHSTONE INVESTMENT TRUST
INSTITUTIONAL MONEY MARKET FUND
(CONTINUED)
================================================================================
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES  -- 86.9% (CONTINUED)                 VALUE
--------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 51.5%
$2,140,000  Athens-Clarke Co GA Univ Govt Dev Auth Rev
              (Univ of GA Athletic), 4.300%, 1/1/06..............   $ 2,140,000
 1,025,000  CO Hlth Facs Auth Rev, 4.500%, 1/1/06................     1,025,000
 2,580,000  WA St HFC MFH Rev (Auburn Meadows),
               4.570%, 1/1/06....................................     2,580,000
   100,000  WA St HFC MFH Rev (Rolling Hills),
               4.500%, 1/1/06....................................       100,000
 4,415,000  WA St HFC MFH Rev (Woodland Retirement),
               4.570%, 1/1/06....................................     4,415,000
 3,000,000  Ogden City UT Redev Agy Rev, 4.370%, 1/3/06..........     3,000,000
 4,100,000  Yuengling Beer Company Inc, 4.330%, 1/3/06...........     4,100,000
   300,000  2880 Stevens Creek LLC, 4.350%, 1/4/06...............       300,000
   400,000  Central Concrete Supermix FRN, 4.350%, 1/4/06........       400,000
11,000,000  Coastal Bend Hlth Facs Dev, 4.300%, 1/4/06...........    11,000,000
 2,365,000  Hass Door Company & Nofziger
               Door Company Intl Inc, 4.460%, 1/4/06.............     2,365,000
 1,190,000  NJ EDA EDR, 4.450%, 1/4/06...........................     1,190,000
    90,000  Santa Clara Co CA Hsg Auth MFH Rev
               (Willows), 4.580%, 1/4/06.........................        90,000
 2,100,000  179 Lincoln Hwy / Mealey, 4.500%, 1/5/06.............     2,100,000
   300,000  Alameda Co CA IDA Rev (Bema Electronic),
               4.500%, 1/5/06....................................       300,000
 2,000,000  Albany NY IDA Civic Fac Rev
               (Albany Med Ctr), 4.550%, 1/5/06..................     2,000,000
   575,000  Allegheny Co PA Redev Auth
               (Brentwood Towne Square), 4.510%, 1/5/06..........       575,000
 3,445,000  American Micro Products FRN, 4.550%, 1/5/06..........     3,445,000
   400,000  Automated Packaging Sys, 4.490%, 1/5/06..............       400,000
 4,012,000  Avalon Foodservice Inc, 4.460%, 1/5/06...............     4,012,000
 1,230,000  Bluegrass Paving Inc FRN, 4.450%, 1/5/06.............     1,230,000
 1,455,000  CA Statewide Cmntys Dev Auth Rev
               (Park David), 4.490%, 1/5/06......................     1,455,000
 1,395,000  Chatham Capital Corp FRN, 4.330%, 1/5/06.............     1,395,000
 5,954,000  Class B Rev Bnd Ctf Ser 2004-2, 4.889%, 1/5/06.......     5,954,000
   620,000  CO HFA EDR, 4.470%, 1/5/06...........................       620,000
   465,000  Connelly / Brueshaber Partnership,
               4.530%, 1/5/06....................................       465,000
 2,444,000  Corp Finance Managers, 4.420%, 1/5/06................     2,444,000
13,000,000  Cubba Capital LLC, 4.550%, 1/5/06....................    13,000,000
 5,525,000  Des Plaines IL IDR (CP Partners LLC)
               Ser A, 4.440%, 1/5/06.............................     5,525,000
 3,100,000  Doering Family Ltd, 4.380%, 1/5/06...................     3,100,000
 4,170,000  Educational Management FRN,
               4.420%, 1/5/06....................................     4,170,000
   425,000  Employers Resource Associates Inc,
               4.480%, 1/5/06....................................       425,000
 1,792,000  Fairway LLC, 4.600%, 1/5/06..........................     1,792,000
 1,525,000  Farley Investment Property, 4.430%, 1/5/06...........     1,525,000
 3,850,000  First Baptist Church of Tuscaloosa,
               4.410%, 1/5/06....................................     3,850,000
 1,350,000  FL HFC Rev (Tuscany), 4.440%, 1/5/06.................     1,350,000
   600,000  FL HFC Rev (Waterford Pointe),
               4.430%, 1/5/06....................................       600,000
 4,000,000  Forward Corp FRN, 4.380%, 1/5/06.....................     4,000,000
10,475,000  Grasshopper Investments,
               4.380%, 1/5/06....................................    10,475,000
 5,000,000  Heart Center Cascades, 4.550%, 1/5/06................     5,000,000
 7,255,000  ID Hlth Facs Auth Rev, 4.550%, 1/5/06................     7,255,000
 3,000,000  IHA Capital Development, 4.380%, 1/5/06..............     3,000,000
   440,000  IL Fin Auth Rev, 4.580%, 1/5/06......................       440,000
 2,350,000  Independence Petroleum, 4.400%, 1/5/06...............     2,350,000
 1,555,000  Jake Sweeney Automotive, 4.380%, 1/5/06..............     1,555,000
 2,000,000  JL Capital One LLC, 4.520%, 1/5/06...................     2,000,000
 1,000,000  John Q Hammons Rev Tr Ser 2004, 4.390%, 1/5/06.......     1,000,000
10

TOUCHSTONE INVESTMENT TRUST
INSTITUTIONAL MONEY MARKET FUND
(CONTINUED)
--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES  -- 86.9% (CONTINUED)                 VALUE
================================================================================
            VARIABLE RATE DEMAND NOTES -- 51.5% (CONTINUED)
$5,100,000  Jungs Station Associates,
               4.390%, 1/5/06....................................  $  5,100,000
 1,845,000  LA Loc Govt Envir Facs Cmnty Dev Auth Rev,
               4.490%, 1/5/06....................................     1,845,000
 2,450,000  Long Beach CA Rev (Towne Ctr Site),
               4.500%, 1/5/06....................................     2,450,000
 1,200,000  Los Lunas NM Indl Rev, 4.420%, 1/5/06................     1,200,000
   400,000  Louisville & Jefferson Co KY Metro Govt IDR,
               4.440%, 1/5/06....................................       400,000
 4,980,000  MA St Dev Fin Agy Rev (Bridgewell Inc),
               4.550%, 1/5/06....................................     4,980,000
 1,360,000  Mailender-Abel, 4.430%, 1/5/06.......................     1,360,000
   450,000  Matandy Steel & Metal Products, 4.400%, 1/5/06.......       450,000
 1,500,000  Medical Properties Inv FRN, 4.380%, 1/5/06...........     1,500,000
   310,000  Merger Hospitality LLC FRN, 4.380%, 1/5/06...........       310,000
 5,260,000  MI St Strategic Fd Ltd Rev, 4.430%, 1/5/06...........     5,260,000
 2,100,000  Monte Cristo Enterprises FRN, 4.490%, 1/5/06.........     2,100,000
 4,500,000  Mountain Agency Inc, 4.540%, 1/5/06..................     4,500,000
 3,350,000  MS Business Fin Corp IDR (Koch Freezers LLC),
               4.520%, 1/5/06....................................     3,350,000
   500,000  National Coney Island Financing FRN,
               4.330%, 1/5/06....................................       500,000
 6,800,000  OK Christian Univ, 4.440%, 1/5/06....................     6,800,000
 3,080,000  Orange Cnty NY IDA Civic Fac Rev
               (Horton Med Ctr), 4.450%, 1/5/06..................     3,080,000
 1,530,000  Osprey Properties Ltd FRN, 4.420%, 1/5/06............     1,530,000
   300,000  P&P Investment Company Inc FRN,
               4.510%, 1/5/06....................................       300,000
 1,095,000  Paks Partners, 4.380%, 1/5/06........................     1,095,000
16,000,000  Paragon Films, 4.520%, 1/5/06........................    16,000,000
 4,385,000  Pearlstine Distributors, 4.450%, 1/5/06..............     4,385,000
 1,260,000  Pineview Estates LLC FRN, 4.330%, 1/5/06.............     1,260,000
 2,965,000  Plant City Church of God Ser 2004,
               4.440%, 1/5/06....................................     2,965,000
   500,000  Powell Healthcare Real Estate FRN,
               4.470%, 1/5/06....................................       500,000
 1,890,000  Rev Bd Ctf (Chimney Hills) Ser 2005-6,
               4.880%, 1/5/06....................................     1,890,000
 5,380,000  Rev Bd Ctf (Greens of Merrill Creek)
               Ser 2005-3, 4.880%, 1/5/06........................     5,380,000
 2,810,000  Rev Bd Ctf (Palm Bay) Ser 2004-23,
               4.880%, 1/5/06....................................     2,810,000
 1,950,000  Riverhead NY IDA IDR (Atlantis Marine),
               4.420%, 1/5/06....................................     1,950,000
   500,000  Sacramento Co CA Hsg Auth MFH Rev
               (Deer Park Apts), 4.440%, 1/5/06..................       500,000
   500,000  San Bernardino Co CA Hsg Auth MFH Rev,
               4.460%, 1/5/06....................................       500,000
 8,110,000  Schwerkoske, 4.430%, 1/5/06..........................     8,110,000
 2,065,000  Southwestern IL Dev Auth IDR
               (Mattingly Lumber), 4.520%, 1/5/06................     2,065,000
 2,825,000  SPG Capital LLC, 4.430%, 1/5/06......................     2,825,000
 2,570,000  St James Properties, 4.400%, 1/5/06..................     2,570,000
 2,000,000  Temple Baptist Church, 4.430%, 1/5/06................     2,000,000
 1,500,000  The Harper Company FRN, 4.450%, 1/5/06...............     1,500,000
 2,700,000  Trinity Baptist Church, 4.390%, 1/5/06...............     2,700,000
 1,000,000  Trust No B-2, 4.500%, 1/5/06.........................     1,000,000
   600,000  TX Student Hsg & Cmnty Affairs MFH
               (Post Oak), 4.490%, 1/5/06........................       600,000
 3,895,000  Vista Funding Corp Ser 01-B, 4.400%, 1/5/06..........     3,895,000
 1,510,000  Vista Funding Corp Ser 01-C, 4.430%, 1/5/06..........     1,510,000
   500,000  WA St HFC MFH Rev (Brittany Park),
               4.440%, 1/5/06....................................       500,000
 4,000,000  Wellington Green LLC, 4.550%, 1/5/06.................     4,000,000
   700,000  Wilmington Iron & Metal FRN, 4.280%, 1/5/06..........       700,000
 3,740,000  Bel Air Investments LLC, 4.550%, 1/6/06..............     3,740,000
   995,000  First Church of Nazarene Pascagoula MS,
               4.500%, 1/6/06....................................       995,000
                                                                   ------------
            TOTAL VARIABLE RATE DEMAND NOTES.....................  $256,472,000
                                                                   ------------

TOUCHSTONE INVESTMENT TRUST
INSTITUTIONAL MONEY MARKET FUND
(CONTINUED)
================================================================================
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES  -- 86.9% (CONTINUED)                 VALUE
--------------------------------------------------------------------------------
            TAXABLE MUNICIPAL BONDS -- 1.6%
$2,500,000  NY St Twy Auth Svc Contract Rev,
               2.590%, 3/15/06 ..................................  $  2,492,625
 1,000,000  South Central IN Cmnty Sch Bldg Corp
               First Mtg Rev BANS, 5.000%, 6/30/06...............     1,000,000
 1,045,000  First FL Govt Fin Comm Rev, 7.500%, 7/1/06...........     1,059,748
 2,095,000  Pittsburgh PA Urban Redev Auth Spl Tax,
               4.500%, 9/1/06....................................     2,099,029
 1,555,000  Butler Co OH BANS, 4.600%, 10/12/06..................     1,555,000
                                                                   ------------
            Total Taxable Municipal Bonds........................  $  8,206,402
                                                                   ------------

            COMMERCIAL PAPER -- 4.4%
$22,000,000 Windmill Funding, 1/3/06.............................  $ 21,994,830
                                                                   ------------

                      TOTAL INVESTMENT SECURITIES -- 86.9%.......  $433,113,822
                                                                   ------------

--------------------------------------------------------------------------------
   FACE
  AMOUNT    REPURCHASE AGREEMENTS -- 13.0%                             VALUE
================================================================================
$64,919,000 Morgan Stanley Dean Witter Inc 4.16% dated
            12/30/05 due 01/03/06 repurchase proceeds
            $64,949,007 (Collateralized by $29,160,000 FHLB
            5.00% due 12/21/15 FHLB 3.80% due 12/22/06 and
            FHLMC Strip due 01/15/06 fair value $66,241,570).....  $ 64,919,000
                                                                   ------------

            TOTAL INVESTMENT SECURITIES AND REPURCHASE
            AGREEMENTS -- 99.9%
            (Amortized Cost $498,032,822)........................  $498,032,822

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%........       576,699
                                                                   ------------

            NET ASSETS -- 100.0%.................................  $498,609,521
                                                                   ============

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE INVESTMENT TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES  --  91.0%                           VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 22.4%
$  150,000  Citicorp, 6.375%, 1/15/06............................   $   150,093
   550,000  JP Morgan Chase & Company Inc, 6.250%, 1/15/06.......       550,301
   400,000  Merrill Lynch & Company, 6.250%, 1/15/06.............       400,244
   505,000  Morgan Stanley Dean Witter, 6.300%, 1/15/06..........       505,474
   351,000  HSBC Finance Corp, 6.500%, 1/24/06...................       351,480
   325,000  Merrill Lynch & Company, 6.150%, 1/26/06.............       325,403
   200,000  Caterpillar Financial Services Corp,
               2.650%, 1/30/06...................................       199,749
   230,000  General Electric Capital Corp, 2.850%, 1/30/06.......       229,680
   910,000  Bank One Corp, 6.500%, 2/1/06........................       911,534
   800,000  Georgia Power Company, 6.200%, 2/1/06................       801,962
   100,000  UBS Paine Webber Group Inc, 6.750%, 2/1/06...........       100,170
 1,000,000  Caterpillar Financial Services Corp FRN,
               4.471%, 2/5/06....................................     1,000,226
   100,000  Alabama Power Company, 2.650%, 2/15/06...............        99,765
   500,000  Bank of America Corp, 6.200%, 2/15/06................       501,242
   100,000  Bank One Corp, 6.125%, 2/15/06.......................       100,258
 1,647,000  National Rural Utilities, 3.000%, 2/15/06............     1,644,914
   100,000  HSBC Finance Corp, 3.375%, 2/21/06...................        99,915
   125,000  Associates Corp, 6.550%, 2/28/06.....................       125,366
   300,000  Merrill Lynch & Company, 2.470%, 3/10/06.............       298,961
   455,000  Bank of America Corp, 6.500%, 3/15/06................       457,735
 1,025,000  Bankers Trust Corp, 7.125%, 3/15/06..................     1,030,096
   450,000  Citigroup Global Markets, 5.875%, 3/15/06............       451,703
   200,000  Heller Financial Inc, 6.375%, 3/15/06................       200,934
   100,000  Mellon Bank NA, 7.000%, 3/15/06......................       100,570
   300,000  Wachovia Corp, 7.000%, 3/15/06.......................       302,028
   425,000  Bear Stearns Company Inc, 3.000%, 3/30/06............       423,453
   318,000  General Electric Capital Corp, 5.350%, 3/30/06.......       318,630
   420,000  US Bancorp, 2.750%, 3/30/06..........................       418,241
 1,352,000  Wells Fargo Company, 6.875%, 4/1/06..................     1,359,972
 1,000,000  FPL Group Capital Inc, 3.250%, 4/11/06...............       997,841
   304,000  Fleetboston Financial Corp, 7.125%, 4/15/06..........       306,832
   862,000  Morgan Stanley Dean Witter, 6.100%, 4/15/06..........       867,030
   400,000  National City Bank, 2.500%, 4/17/06..................       397,565
   100,000  Bank of America Corp, 7.125%, 4/30/06................       100,975
   660,000  Bank of America Corp, 7.125%, 5/1/06.................       665,625
 1,010,000  Bear Stearns Company Inc, 6.500%, 5/1/06.............     1,016,848
   174,000  Caterpillar Financial Services Corp,
               5.950%, 5/1/06....................................       174,858
   250,000  Suntrust Bank, 2.500%, 5/4/06........................       248,460
   388,000  Citigroup Inc, 5.750%, 5/10/06.......................       389,518
   105,000  Bank of New York Company Inc,
               2.200%, 5/12/06...................................       104,109
   375,000  Associates Corp, 5.960%, 5/15/06.....................       375,000
   145,000  Citicorp, 7.125%, 5/15/06............................       146,347
   200,000  HSBC Finance Corp, 6.000%, 5/15/06...................       201,389
   365,000  Merrill Lynch & Company, 7.375%, 5/15/06.............       368,908
 1,483,000  National Rural Utilities, 6.000%, 5/15/06............     1,491,288

TOUCHSTONE INVESTMENT TRUST
MONEY MARKET FUND
(CONTINUED)
================================================================================
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES  --  91.0% (CONTINUED)                VALUE
--------------------------------------------------------------------------------
            CORPORATE BONDS -- 22.4% (CONTINUED)
$  100,000  Merrill Lynch & Company, 2.070%, 6/12/06.............   $    98,868
   628,000  BP Capital Markets PLC, 2.350%, 6/15/06..............       621,492
   705,000  Citicorp, 7.750%, 6/15/06............................       715,667
 3,225,000  ABN AMRO Bank, 7.550%, 6/28/06.......................     3,268,509
   200,000  Suntrust Bank, 7.375%, 7/1/06........................       202,639
   230,000  Chase Manhattan Corp, 7.875%, 7/15/06................       233,993
   305,000  HSBC Finance Corp, 7.200%, 7/15/06...................       309,178
   140,000  General Electric Capital Corp, 2.970%, 7/26/06.......       138,566
   321,000  Banc One Corp, 6.875%, 8/1/06........................       325,201
 1,625,000  Credit Suisse FB USA Inc, 5.875%, 8/1/06.............     1,636,818
   550,000  Wells Fargo Company, 6.875%, 8/8/06..................       556,934
 2,103,000  Citigroup Inc, 5.500%, 8/9/06........................     2,112,849
   420,000  Coca-Cola Enterprises, 5.375%, 8/15/06...............       421,837
 2,200,000  JP Morgan Chase & Company, 5.625%, 8/15/06...........     2,212,425
   105,000  Key Bank NA, 7.125%, 8/15/06.........................       106,481
   765,000  Key Bank NA, 7.125%, 8/15/06.........................       775,852
   100,000  National City Bank, 2.375%, 8/15/06..................        98,595
   291,000  American Express, 5.500%, 9/12/06....................       292,311
   100,000  Bank of America Corp, 7.125%, 9/15/06................       101,745
   588,000  Bank of America Corp, 7.500%, 9/15/06................       600,104
   350,000  Caterpillar Financial Services Corp,
               2.350%, 9/15/06...................................       345,243
   366,000  Coca-Cola Enterprises, 2.500%, 9/15/06...............       360,408
   247,000  FPL Group Capital Inc, 7.625%, 9/15/06...............       252,847
   204,000  Suntrust Bank, 7.250%, 9/15/06.......................       207,363
   335,000  ChevronTexaco Corp, 8.250%, 10/1/06..................       344,376
   125,000  Citigroup Global Markets, 7.125%, 10/1/06............       127,415
   100,000  Bank One Corp, 7.000%, 10/16/06......................       101,695
   100,000  General Electric Capital Corp,
               6.500%, 11/1/06...................................       101,590
   467,000  Suntrust Bank, 2.500%, 11/1/06.......................       459,087
   374,000  US Bancorp, 2.850%, 11/15/06.........................       367,733
   100,000  Wachovia Corp, 6.625%, 11/15/06......................       101,560
                                                                    -----------
            TOTAL CORPORATE BONDS................................   $38,912,073
                                                                    -----------

            VARIABLE RATE DEMAND NOTES -- 60.4%
$  280,000  Monroe Co NY IDR (Rochester Inst),
               4.500%, 1/1/06....................................   $   280,000
    95,000  NJ EDA EDR, 4.600%, 1/2/06...........................        95,000
   400,000  Alachua Co FL HFA MFH Rev (Brookside Apts),
               4.560%, 1/4/06....................................       400,000
   800,000  Berks Co PA IDA Rev, 4.550%, 1/4/06..................       800,000
   225,000  CA Pollution Control Fin Auth, 4.480%, 1/4/06........       225,000
   355,000  FL HFC Rev (Valencia), 4.560%, 1/4/06................       355,000
 1,030,000  Greenville SC Mem Aud Dist Pub Fac Corp
               (Bi-Lo Ctr), 4.560%, 1/4/06.......................     1,030,000
 2,855,000  Hass Door Company & Nofziger Door
               Company Intl Inc, 4.460%, 1/4/06..................     2,855,000
    15,000  RI St IDR (Gardener Specialty),
                4.400%, 1/4/06...................................        15,000
   822,000  Acme Investment Company, 4.460%, 1/5/06..............       822,000
   515,000  American Watchmakers Institute,
               4.590%, 1/5/06....................................       515,000
   315,000  Berks Cardiologists, 4.600%, 1/5/06..................       315,000
   715,000  Brundidge AL Combined Utilities Rev,
               5.140%, 1/5/06....................................       715,000

TOUCHSTONE INVESTMENT TRUST
MONEY MARKET FUND
(CONTINUED)
================================================================================
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES  --  91.0% (CONTINUED)                VALUE
--------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 60.4% (CONTINUED)
$  375,000  CA Infra & Econ Dev Bk IDR (Bonny Doon),
               4.490%, 1/5/06....................................   $   375,000
   730,000  CA Infra & Econ Dev Bk IDR (Studio Moulding),
               4.490%, 1/5/06....................................       730,000
   100,000  CA Infrast & Econ Dev Bk Rev, 4.480%, 1/5/06.........       100,000
   400,000  CA Statewide CDA MFH Rev, 4.490%, 1/5/06.............       400,000
   400,000  CA Statewide CDA Rev (Canyon Hsg),
               4.490%, 1/5/06....................................       400,000
   440,000  CA Statewide CDA Rev (Cypress Villas),
               4.490%, 1/5/06....................................       440,000
   495,000  CA Statewide CDA Rev (Oakmont of Stockton LLC),
               4.540%, 1/5/06....................................       495,000
   356,700  Campus Research Corp, 4.570%, 1/5/06.................       356,700
   565,000  Carmel IN IDR (Telamon Corp) Ser 1996 B,
               4.560%, 1/5/06....................................       565,000
   615,000  Carmel IN IDR (Telemon Corp), 4.560%, 1/5/06.........       615,000
 1,140,000  Century Motors Acura (Elizabeth Connelley
               Trust), 4.480%, 1/5/06............................     1,140,000
   930,000  Century Motors VW (Elizabeth Connelley
               Trust), 4.480%, 1/5/06............................       930,000
 4,400,000  Class B Revenue Bond Ctf Ser 2004-2,
               4.889%, 1/5/06....................................     4,400,000
   230,000  CO HFA EDR (Super Vacuum Mfg Company),
               4.470%, 1/5/06....................................       230,000
   200,000  Connelly / Brueshaber Partnership,
               4.530%, 1/5/06....................................       200,000
 3,210,000  Cunat Brothers Inc (William St Apt),
               4.570%, 1/5/06....................................     3,210,000
   420,000  Cunat Capital Corp (FawnRidge),
               4.570%, 1/5/06....................................       420,000
   685,000  CWB Investment LLC, 4.540%, 1/5/06...................       685,000
   305,000  Diamond Dev Group Inc, 4.580%, 1/5/06................       305,000
   365,000  Eden Prairie MN IDR (SWB LLC),
               4.880%, 1/5/06....................................       365,000
   300,000  Employers Resource Associates Inc,
               4.480%, 1/5/06....................................       300,000
 5,315,000  Erdman & Ziegler Capital, 4.540%, 1/5/06.............     5,315,000
   658,000  Fitch Denney Funeral Home, 4.540%, 1/5/06............       658,000
   500,000  FL HFC MFH (Avalon Reserve), 4.430%, 1/5/06..........       500,000
   337,000  Greencastle IN EDR (Round Barn Manor Apt),
               4.510%, 1/5/06....................................       337,000
 1,980,000  Heart Center Cascades, 4.550%, 1/5/06................     1,980,000
   300,000  IL Dev Fin Auth Indl Rev, 4.670%, 1/5/06.............       300,000
   180,000  Jefferson Co KY Student Hsg (ULH Inc),
               4.890%, 1/5/06....................................       180,000
 4,960,000  JJJ Home Product Center, 4.450%, 1/5/06..............     4,960,000
 1,289,000  Kent Co MI LTGO, 4.560%, 1/5/06......................     1,289,000
 2,615,000  LA HFA MFH Rev (Restoration Baton Rouge),
               4.560%, 1/5/06....................................     2,615,000
 3,455,000  LA Loc Govt Environmental Fac (Bioset
               Shreveport), 4.740%, 1/5/06.......................     3,455,000
   800,000  Lake Oswego OR Redev Agy Tax Incrmnt Rev,
               4.420%, 1/5/06....................................       800,000
   340,000  Macatawa Capital, 4.600%, 1/5/06.....................       340,000
   605,000  Memphis TN Hlth Ed & Hsg Fac Brd MFH Rev
               (Breezy Point Apt), 4.640%, 1/5/06................       605,000
 3,440,000  MI St Strategic Fd Ltd Rev, 4.430%, 1/5/06...........     3,440,000
   445,000  Miami River Stone Company, 4.530%, 1/5/06............       445,000
   800,000  Miklin Industries LLC, 4.540%, 1/5/06................       800,000
   835,000  Montgomery Co NY IDA Rev (CNB Fin Corp),
               4.540%, 1/5/06....................................       835,000
 3,800,000  Mountain Agency Inc, 4.540%, 1/5/06..................     3,800,000
 1,690,000  Mountain St University Inc WV Rev,
               4.540%, 1/5/06....................................     1,690,000
   600,000  MU LLC Taxable Notes, 4.590%, 1/5/06.................       600,000
   385,000  New York NY IDA Civic Fac Rev,
               4.510%, 1/5/06....................................       385,000
 1,280,000  Oklahoma Co OK Fin Auth IDR (Factory Direct),
               4.630%, 1/5/06....................................     1,280,000
   290,000  PA St Higher Edl Facs Auth Rev,
               4.640%, 1/5/06....................................       290,000
   200,000  Powell Healthcare, 4.470%, 1/5/06....................       200,000

TOUCHSTONE INVESTMENT TRUST
MONEY MARKET FUND
(CONTINUED)
================================================================================
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES  --  91.0% (CONTINUED)                VALUE
--------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 60.4% (CONTINUED)
$3,960,000  Revenue Bond Ctf Ser 2004-15
               (Centennial East II Apts), 4.889%, 1/5/06.........   $ 3,960,000
 1,670,000  Revenue Bond Ctf Ser 2004-19
               (The Landings), 4.880%, 1/5/06....................     1,670,000
    50,000  Richmond TX Higher Ed Fin (Bayou-Houston),
               4.480%, 1/5/06....................................        50,000
   300,000  Riverhead NY IDA IDR (Atlantis Marine),
               4.420%, 1/5/06....................................       300,000
    85,000  Riverside Co CA IDA IDR (Advance Business),
               4.490%, 1/5/06....................................        85,000
 5,240,000  Shehata Said & Shehata, 4.540%, 1/5/06...............     5,240,000
   510,000  Shenandoah Valley Ltd, 4.510%, 1/5/06................       510,000
   695,000  Shumaker Loop & Kendrick, 4.460%, 1/5/06.............       695,000
   734,000  SO Realty LLC, 4.560%, 1/5/06........................       734,000
 5,375,000  Springfield MO Redev Auth Rev
               (Univ Plaza Hotel), 4.580%, 1/5/06................     5,375,000
   340,000  St Charles Co MO IDA Rev (Austin Co),
               4.570%, 1/5/06....................................       340,000
    90,000  Suffolk Co NY IDR Civic Fac,
               4.510%, 1/5/06....................................        90,000
 3,100,000  Sycamore Creek Country Club Ser 2003,
               4.540%, 1/5/06....................................     3,100,000
   400,000  Tarrant Co., TX, MFH Fin. Corp. Rev.
               (Gateway), 4.490%, 1/5/06.........................       400,000
   200,000  Terre Haute IN Intl Arprt Auth Rev
               (Tri Aerospace), 4.690%, 1/5/06...................       200,000
   970,000  TKBMN LLC, 4.540%, 1/5/06............................       970,000
 1,310,000  VP Pack LLC, 4.540%, 1/5/06..........................     1,310,000
   530,000  VT HFA Student Hsg (West Block),
               4.430%, 1/5/06....................................       530,000
   235,000  WA St HFC MFH Rev (Brittany Park),
               4.440%, 1/5/06....................................       235,000
 1,230,000  West Covina CA PFA Tax Allocation Rev,
               4.470%, 1/5/06....................................     1,230,000
 1,400,000  Westwood Baptist Church, 4.450%, 1/5/06..............     1,400,000
   915,000  WH Properites LTD, 4.560%, 1/5/06....................       915,000
   250,000  Wilmington Iron & Metal Company,
               4.450%, 1/5/06....................................       250,000
   515,000  ZECC Investments LLP, 4.590%, 1/5/06.................       515,000
 2,765,000  Baldwin Bone & Joint Med Ctr LLC,
               4.600%, 1/6/06....................................     2,765,000
 1,070,000  Community Christian Schools Inc,
               4.500%, 1/6/06....................................     1,070,000
 2,555,000  Diaz-Upton LLC, 4.500%, 1/6/06.......................     2,555,000
   700,000  Green Valley Church (Birmingham),
               4.500%, 1/6/06....................................       700,000
 3,700,000  Medical Realty Group, 4.540%, 1/6/06.................     3,700,000
   800,000  Melrose Supply Sales Corp, 4.650%, 1/6/06............       800,000
   760,000  Schenectady NY IDR (JMR Dev Company),
               4.390%, 1/7/06....................................       760,000
   100,000  WA St HFC MFH Rev (Mallard Lakes),
               4.500%, 2/2/06....................................       100,000
                                                                    ------------
            TOTAL VARIABLE RATE DEMAND NOTES.....................   $104,736,700
                                                                    ------------

            TAXABLE MUNICIPAL BONDS -- 8.2%
$  595,000  Chicago IL GO, 2.560%, 1/1/06........................   $   595,000
 1,000,000  Minneapolis & St Paul MN Met Arpts,
               6.250%, 1/1/06....................................     1,000,000
 2,250,000  New York NY TFA Ser B, 3.125%, 2/1/06................     2,248,677
   800,000  Chardon OH GO BANS, 3.620%, 2/15/06..................       800,000
 2,900,000  OH Elec Energy Acquisition Corp II,
               3.870%, 2/15/06...................................     2,900,000
 1,250,000  NY St Thruway Svc Contract Rev,
               2.590%, 3/15/06...................................     1,246,323
   125,000  CA Statewide Cmntys Dev Auth Rev,
               3.150%, 6/1/06....................................       124,239
 1,000,000  CA Statewide Cmntys Dev Auth Rev,
               3.930%, 6/30/06...................................       995,743
   800,000  Darke Co OH BANS, 5.000%, 7/11/06....................       802,023
   305,000  IN Bond Bk Rev (Sch Severance Fdg),
               4.740%, 7/15/06...................................       304,958
   285,000  Long Beach CA Pension Oblig, 6.870%, 9/1/06..........       289,668
 1,000,000  Pittsburgh PA Urban Redev Auth Spl Tax,
               4.500%, 9/1/06....................................     1,001,923

TOUCHSTONE INVESTMENT TRUST
MONEY MARKET FUND
(CONTINUED)
================================================================================
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES  --  91.0% (CONTINUED)                VALUE
--------------------------------------------------------------------------------
            TAXABLE MUNICIPAL BONDS -- 8.2% (CONTINUED)
$1,000,000  Lebanon OH LTGO BANS (Telecom),
               5.250%, 9/19/06...................................  $  1,005,159
   415,000  Norwalk CA Redev Agy, 4.770%, 10/1/06................       415,000
   465,000  Pataskala OH, 6.000%, 12/29/06.......................       467,182
                                                                   ------------
            TOTAL TAXABLE MUNICIPAL BONDS........................  $ 14,195,895
                                                                   ------------

            TOTAL INVESTMENT SECURITIES -- 91.0%.................  $157,844,668
                                                                   ------------

--------------------------------------------------------------------------------
   FACE
  AMOUNT    REPURCHASE AGREEMENTS -- 8.7%                              VALUE
--------------------------------------------------------------------------------

$15,078,000 Morgan Stanley Dean Witter Inc 4.16% dated
            12/30/05 due 01/03/06 repurchase proceeds
            $15,084,969 (Collateralized by $15,710,000 FNMA
            3.00% due 03/02/07 fair value $15,550,282) ..........  $ 15,078,000
                                                                   ------------

            TOTAL INVESTMENT SECURITIES AND REPURCHASE
            AGREEMENTS --  99.7%
            (Amortized Cost $172,922,668)........................  $172,922,668

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%........       586,684
                                                                   ------------

            NET ASSETS -- 100.0%.................................  $173,509,352
                                                                   ============

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE INVESTMENT TRUST
U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES -- 87.6%                              VALUE
--------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 73.5%
$  500,000  Overseas Private Investment Corp, 4.300%, 1/4/06.....   $   500,000
   500,000  Overseas Private Investment Corp, 4.350%, 1/4/06.....       500,000
 2,976,744  Overseas Private Investment Corp, 4.370%, 1/4/06.....     2,976,743
   120,000  FHLB, 1.700%, 1/6/06.................................       119,959
   100,000  FHLMC, 1.750%, 1/9/06................................        99,947
   135,000  FHLB, 5.820%, 1/11/06................................       135,056
   300,000  FHLB Discount Note, 1/11/06..........................       299,646
   270,000  FHLMC, 5.950%, 1/19/06...............................       270,212
   300,000  FNMA, 2.300%, 1/20/06................................       299,656
   150,000  FFCB, 5.625%, 1/23/06................................       150,114
   100,000  FNMA, 2.000%, 1/27/06................................        99,840
   200,000  FHLMC, 2.810%, 2/2/06................................       199,748
   500,000  FHLMC, 5.650%, 2/2/06................................       500,453
   623,000  FNMA, 5.875%, 2/2/06.................................       623,866
   775,000  FHLB, 2.080%, 2/3/06.................................       773,645
   100,000  FNMA Discount Note, 2/7/06...........................        99,558
   100,000  FHLB, 3.150%, 2/9/06.................................        99,905
   236,000  FNMA, 2.125%, 2/10/06................................       235,446
   200,000  FHLMC, 5.900%, 2/14/06...............................       200,381
   135,000  FHLB, 4.500%, 2/15/06................................       135,027
   395,000  FHLB, 2.350%, 2/21/06................................       393,933
   100,000  FHLB, 6.320%, 2/21/06................................       100,239
   810,000  FHLMC, 2.000%, 2/23/06...............................       807,284
   365,000  FNMA, 2.750%, 2/23/06................................       364,304
 1,350,000  FNMA, 2.250%, 2/28/06................................     1,345,653
   100,000  FHLMC, 6.280%, 3/6/06................................       100,381
   150,000  FHLMC Discount Note, 3/7/06..........................       148,822
   500,000  FNMA, 6.410%, 3/8/06.................................       501,781
   100,000  FHLB, 2.200%, 3/16/06................................        99,616
   275,000  FFCB, 5.400%, 3/22/06................................       275,569
   205,000  FHLB, 3.030%, 4/7/06.................................       204,300
   300,000  FNMA, 5.500%, 5/2/06.................................       301,365
   200,000  FNMA, 2.750%, 5/12/06................................       198,801
   150,000  FHLB, 4.000%, 5/30/06................................       149,716
   110,000  FHLB, 4.050%, 6/2/06.................................       109,779
   175,000  FHLB, 3.350%, 6/9/06.................................       174,106
   575,000  FHLB, 3.950%, 6/15/06................................       573,879
   200,000  FHLMC, 2.100%, 6/16/06...............................       197,858
   375,000  FHLB, 1.875%, 6/23/06................................       370,342
   100,000  FHLB, 2.250%, 6/30/06................................        98,926
   250,000  FHLMC, 1.875%, 6/30/06...............................       246,573
                                                                    -----------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS.............   $15,082,429
                                                                    -----------

TOUCHSTONE INVESTMENT TRUST
U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)
================================================================================
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES -- 87.6% (CONTINUED)                 VALUE
--------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 14.1%
$1,350,000  FL HFC Rev (Tuscany).................................   $ 1,350,000
              Guarantor:  FNMA, 4.440%, 1/5/06
 1,150,000  Sacramento Co CA Hsg Auth MFH Rev (Deer Park Apts) ..     1,150,000
              Guarantor: FNMA, 4.440%, 1/5/06
   400,000  Simi Valley CA Hsg MFH Rev (Parker Ranch)............       400,000
                                                                    -----------
              Guarantor: FNMA, 4.440%, 1/5/06
            TOTAL VARIABLE RATE DEMAND NOTES.....................   $ 2,900,000
                                                                    -----------

            TOTAL INVESTMENT SECURITIES --  87.6%................   $17,982,429
                                                                    -----------

--------------------------------------------------------------------------------
   FACE
  AMOUNT    REPURCHASE AGREEMENTS -- 12.1%                             VALUE
--------------------------------------------------------------------------------
$2,487,000  Morgan Stanley Dean Witter Inc 4.16% dated
            12/30/05 due 01/03/06 repurchase proceeds
            $2,488,150 (Collateralized by $2,675,000 FHLB
            Range Notes due 02/05/07 fair value $2,541,250) .....   $ 2,487,000
                                                                    -----------

            TOTAL INVESTMENT SECURITIES AND REPURCHASE
            AGREEMENTS --  99.7%
            (Amortized Cost $20,469,429).........................   $20,469,429
            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%........        54,430
                                                                    -----------
            NET ASSETS -- 100.0%.................................   $20,523,859
                                                                    ===========

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE INVESTMENT TRUST
NOTES TO PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
================================================================================

SECURITY VALUATION

Investment securities in the Core Bond Fund and High Yield Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees. Investment securities in the Institutional Money Market Fund, Money Market Fund and U.S. Government Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share.

PORTFOLIO SECURITIES LOANED

As of December 31, 2005, the High Yield Fund had loaned corporate bonds having a fair value of approximately $1,675,477 and had received collateral valued at $1,723,851 for the loan. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

The High Yield Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

REPURCHASE AGREEMENTS

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS

The Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principle payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them.

TOUCHSTONE INVESTMENT TRUST
NOTES TO PORTFOLIOS OF INVESTMENTS
(CONTINUED)
================================================================================

INVESTMENT INCOME

Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

FEDERAL TAX INFORMATION

As of December 31, 2005, the Funds had the following federal tax cost resulting in unrealized appreciation as follows:

-----------------------------------------------------------------------------------------
                                                  GROSS          GROSS          NET
                                    FEDERAL    UNREALIZED     UNREALIZED     UNREALIZED
                                   TAX COST   APPRECIATION   DEPRECIATION   APPRECIATION
-----------------------------------------------------------------------------------------
Core Bond Fund................   $61,493,686   $  160,598      $  720,150     $ (559,552)
High Yield Fund...............   $94,420,306   $2,876,036      $1,291,327     $1,584,709
-----------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
CDA - Communities Development Authority
EDA - Economic Development Authority
EDR - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority
HFC - Housing Finance Coporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LT - Limitied Tax
MFH - Multi-Family Housing
PFA - Public Finance Authority
TBA - To Be Announced
TRA - Transitional Finance Authority
144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Touchstone Investment Trust

By:    /s/ Jill T. McGruder
       -----------------------------------
Name:  Jill T. McGruder
Title: President

Date:  February 27, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Terrie A. Weidenheft
       -----------------------------------
Name:  Terrie A. Weidenheft
Title: Treasurer & Controller

Date:  February 27, 2006